Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 30,556,618		$ 23,668,953	₩ 34,219,148
Financial assets at fair value through profit or loss ("FVTPL")	21,544,756		16,688,424	19,860,573
Financial assets at fair value through other comprehensive income("FVTOCI")	37,891,495		29,350,500	33,085,080
Securities at amortized cost	23,996,172		18,587,275	28,268,516
Loans and other financial assets at amortized cost	373,148,148	[1]	289,038,070	355,760,729	[1]
Investments in joint ventures and associates	1,795,370		1,390,682	1,305,636
Investment properties	472,768		366,203	387,707
Premises and equipment	3,176,759		2,460,696	3,142,930
Intangible assets	996,842		772,147	849,114
Assets held for sale	20,345		15,759	13,772
Net defined benefit asset	240,260		186,104	319,280
Current tax assets	203,542		157,662	53,274
Deferred tax assets	93,366		72,321	109,299
Derivative assets (Designated for hedging)	26,708		20,688	37,786
Other assets	3,841,787		2,975,821	3,061,552
Total assets	498,004,936		385,751,305	480,474,396
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss ("FVTPL")	6,138,313		4,754,696	8,952,399
Deposits due to customers	357,784,297		277,137,333	342,105,209
Borrowings	30,986,746		24,002,127	28,429,603
Debentures	41,239,245		31,943,644	44,198,486
Provisions	806,031		624,346	545,865
Net defined benefit liability	6,939		5,375	35,202
Current tax liabilities	103,655		80,290	843,555
Deferred tax liabilities	470,311		364,300	31,799
Derivative liabilities (Designated for hedging)	153,007		118,518	202,911
Other financial liabilities	26,115,005		20,228,509	22,811,868
Other liabilities	803,897		622,694	690,157
Total liabilities	464,607,446		359,881,832	448,847,054
EQUITY [Abstract]
Owners' equity	31,666,881		24,528,955	28,761,897
Capital stock	3,802,676		2,945,527	3,640,303
Hybrid securities	3,611,129		2,797,156	3,112,449
Capital surplus	935,563		724,681	682,385
Other equity	(1,668,957)		(1,292,763)	(2,423,392)
Retained earnings	24,986,470	[2],[3]	19,354,354	23,750,152	[2],[3]
Non-controlling interests	1,730,609	[4]	1,340,518	2,865,445	[4]
Total equity	33,397,490		25,869,473	31,627,342
Total liabilities and equity	₩ 498,004,936		$ 385,751,305	₩ 480,474,396

[1]	Cash and cash equivalents are not included.
[2]	The earned surplus reserve in retained earnings amounted to 181,860 million Won and 300,190 million Won as of December 31, 2022 and 2023 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,996,960 million Won and 2,839,475 million Won and as of December 31, 2022 and 2023, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 2,344,816 million Won and 1,546,447 million Won as of December 31, 2022 and 2023, respectively, are recognized as non-controlling interests. 113,995 million Won and 95,637 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2022 and 2023, respectively.